Note 7 - Components of Working Capital Accounts (Details) - Components of Working Capital Accounts (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Inventories
Work-in-progress	$ 10,525	$ 8,748
Finished goods	4,189	2,973
Supplies and other	4,236	4,083
	18,950	15,804
Accrued liabilities
Accrued payroll, commission and benefits	311,781	278,641
Accrued interest	3,112	3,584
Customer advances	5,176	5,505
Other	114,750	104,647
	$ 434,819	$ 392,377